Balance Sheet (USD $)	Jun. 30, 2011
Assets
Current assets, cash	$ 608,318
Current assets, prepaid expenses	55,518
Total current assets	663,836
Restricted cash held in trust	64,670,391
Total assets	65,334,227
Liabilities and Shareholders' Equity
Accounts payable and accrued expenses	53,730
Total current liabilities	53,730
Ordinary shares subject to possible redemption, 5,887,999 shares (at redemption value)	59,496,750
Commitments and contingencies
Shareholders' equity:
Preferred stock, $0.001 par value, 1,000,000 shares authorized; none issued and outstanding	0
Ordinary shares, $0.001 par value, 49,000,000 shares authorized; 8,533,333 shares issued and outstanding (includes 5,887,999 shares subject to possible redemption)	8,534
Additional paid-in capital	6,009,721
Deficit accumulated during the development stage	(234,508)
Total shareholders' equity	5,783,747
Total liabilities and shareholders' equity	$ 65,334,227